Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2023
Related Party Transactions [Abstract]
Schedule of Total Amount of Transactions	The following table provides the total amount of transactions that have been entered into with related parties for the relevant financial year.
kEUR	2023
	Sales of goods and services	Purchase of goods and services	Other income	Other expense	Interest expense
Transactions with shareholders*	2,651	-	-	122	-2,784
Transactions with affiliated companies*	2,644	-9,616	-	-4,688	-63
Transactions with associated companies*	7,707	-94	-	-122	-
Total	13,003	-9,710	-	-4,932	-983
*)	Transactions with shareholders comprise agreements with ADSH, Robert Bosch GmbH, Bosch Thermotechnik GmbH, Lucerne Capital Master Fund, and other shareholders. Transactions with affiliates include transaction with subsidiaries of the shareholders. Transactions with associated companies include sales to Polar EV Charge & Storage AB.
kEUR	2022
	Sales of goods and services	Purchase of goods and services	Other income	Other expense	Interest expense
Transactions with shareholders*	76	-151	15	-80	-2
Transactions with affiliated companies*	262	-4,603	35	-6,027	-59
Transactions with associated companies*	153	-85	-	-98	-
Total	491	-4,839	50	-6,205	-61
*)	Transactions with shareholders comprise agreements with ADSH, Robert Bosch GmbH and Bosch Thermotechnik GmbH. Transactions with affiliates include transaction with subsidiaries of the share-holders.

kEUR	2021
	Sales of goods and services	Purchase of goods and services	Other income	Other expense	Interest expense
Transactions with shareholders*	1,601	-26	-	-457	-1,995
Transactions with affiliated companies*	2,253	-2,073	21	-5,402	-
Transactions with associated companies	-	-81	-	-47	-
Total	3,854	-2,180	21	-5,906	-1,995
*)	Transactions with shareholders comprise agreements with ADSH, Robert Bosch GmbH and Bosch Thermotechnik GmbH. Transactions with affiliates include transaction with subsidiaries of the share-holders.

Schedule of Receivables and Liabilities to Shareholders
kEUR	Dec. 31, 2023		Dec. 31, 2022
	Receivables	Payables	Receivables	Payables
Transactions with shareholders*	96	13,993	96	216
Transactions with affiliated companies*	2,039	1,974	212	2,144
Transactions with associated companies	762	45	-	12
Total	2,897	16,012	308	2,372
*)	Transactions with shareholders comprise agreements with ADSH, Robert Bosch GmbH, Bosch Thermotechnik GmbH, Lucerne Capital Master Fund, and other shareholders. Transactions with affiliates include transaction with subsidiaries of the shareholders.

Schedule of Key Management Personnel Compensation	Key management personnel compensation
Key management personnel	Role
Joseph Brancato	Director
Thomas Speidel	Chief Executive Officer and Director
Kurt Lauk, PhD	Director (Chairman)
Sonja Harms, PhD	Director
Wolfgang Breme	Chief Financial Officer
Michael Rudloff	Chief Operating Officer
Sebastian Schypulla	Chief Purchase and Logistics Officer
Hakan Konyar	Chief Production Officer
Thorsten Ochs (until March 2023)	Chief Technology Officer
Robert Vogt (until June 2023)	Chief Accounting Officer
John Neville (until April 2023)	Chief Sales Officer
Salina Love (until September 2023)	Director
Bazmi Husain (until September 2023)	Director
K.R. Kent (until September 2023)	Director

Schedule of Key Management Personnel Compensation Comprised	Key management personnel compensation comprised the following:
kEUR	2023	2022	2021
Short-term employee benefits	2,001	2,532	1,196
Share-based payments	1,509	2,228	10
Total	3,510	4,760	1,206